Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

March 31, 2020

CII-QTLY-0520
1.799853.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.5%
Entertainment - 2.1%
Activision Blizzard, Inc.	403,200	$23,982
CD Projekt RED SA	19,300	1,329
Electronic Arts, Inc. (a)	125,834	12,605
		37,916
Interactive Media & Services - 12.4%
Alphabet, Inc. Class A (a)	106,352	123,576
Facebook, Inc. Class A (a)	469,391	78,294
Tencent Holdings Ltd.	481,500	23,799
Wise Talent Information Technology Co. Ltd. (a)	1,037,000	2,074
		227,743

TOTAL COMMUNICATION SERVICES		265,659

CONSUMER DISCRETIONARY - 13.8%
Automobiles - 0.8%
Ferrari NV	78,600	11,992
Tesla, Inc. (a)	3,200	1,677
		13,669
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A (a)	582,000	6,117
Hotels, Restaurants & Leisure - 1.0%
Starbucks Corp.	266,600	17,526
Household Durables - 1.1%
Blu Homes, Inc. (a)(b)(c)	3,320,224	6
D.R. Horton, Inc.	334,900	11,387
NVR, Inc. (a)	3,140	8,067
		19,460
Internet & Direct Marketing Retail - 8.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	104,000	20,226
Amazon.com, Inc. (a)	53,100	103,530
Delivery Hero AG (a)(d)	28,300	2,081
Fiverr International Ltd. (e)	14,000	352
Pinduoduo, Inc. ADR (a)	215,600	7,768
The Booking Holdings, Inc. (a)	11,700	15,740
		149,697
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	94,600	2,512
Specialty Retail - 1.1%
Five Below, Inc. (a)	71,400	5,025
National Vision Holdings, Inc. (a)	166,700	3,237
Ross Stores, Inc.	136,700	11,889
		20,151
Textiles, Apparel & Luxury Goods - 1.2%
Anta Sports Products Ltd.	424,000	3,077
Aritzia LP (a)	59,900	524
Capri Holdings Ltd. (a)	129,100	1,393
LVMH Moet Hennessy Louis Vuitton SE	42,680	15,653
PVH Corp.	28,300	1,065
Tapestry, Inc.	78,500	1,017
		22,729

TOTAL CONSUMER DISCRETIONARY		251,861

CONSUMER STAPLES - 4.2%
Beverages - 1.2%
Fever-Tree Drinks PLC	351	5
Kweichow Moutai Co. Ltd. (A Shares)	64,929	10,185
Monster Beverage Corp. (a)	212,200	11,938
		22,128
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	104,500	2,583
Food Products - 0.2%
The Simply Good Foods Co. (a)	146,800	2,827
Household Products - 1.9%
Energizer Holdings, Inc. (e)	380,800	11,519
Procter & Gamble Co.	127,600	14,036
Reckitt Benckiser Group PLC	126,000	9,598
		35,153
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	84,200	13,416

TOTAL CONSUMER STAPLES		76,107

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Reliance Industries Ltd.	1,421,753	21,017
FINANCIALS - 1.8%
Banks - 0.2%
HDFC Bank Ltd.	72,910	834
HDFC Bank Ltd. sponsored ADR	91,300	3,511
Metro Bank PLC (a)(e)	25,300	28
		4,373
Capital Markets - 1.2%
CME Group, Inc.	112,445	19,443
JMP Group, Inc.	75,200	180
MSCI, Inc.	4,100	1,185
Tradeweb Markets, Inc. Class A	8,800	370
XP, Inc. Class A (a)	20,600	397
		21,575
Consumer Finance - 0.4%
Capital One Financial Corp.	150,800	7,603

TOTAL FINANCIALS		33,551

HEALTH CARE - 15.7%
Biotechnology - 6.0%
AbbVie, Inc.	380,100	28,960
Affimed NV (a)	200,400	317
Aimmune Therapeutics, Inc. (a)(e)	125,000	1,803
Applied Therapeutics, Inc. (a)	10,600	347
BioNTech SE	129,132	7,466
BioNTech SE ADR (a)(e)	50,500	2,949
Cytokinetics, Inc. (a)	172,671	2,036
Galapagos Genomics NV sponsored ADR (a)(e)	32,400	6,348
Gamida Cell Ltd. (a)	373,600	1,128
Innovent Biolgics, Inc. (a)(d)	410,500	1,713
Insmed, Inc. (a)	351,478	5,634
Neurocrine Biosciences, Inc. (a)	125,100	10,827
Regeneron Pharmaceuticals, Inc. (a)	42,300	20,655
Rubius Therapeutics, Inc. (a)	18,700	83
Vertex Pharmaceuticals, Inc. (a)	83,093	19,772
		110,038
Health Care Equipment & Supplies - 2.7%
Danaher Corp.	119,055	16,478
Haemonetics Corp. (a)	59,000	5,880
Intuitive Surgical, Inc. (a)	45,700	22,631
Nevro Corp. (a)	5,000	500
Penumbra, Inc. (a)	21,300	3,436
		48,925
Health Care Providers & Services - 1.9%
Guardant Health, Inc. (a)	13,200	919
HealthEquity, Inc. (a)	83,900	4,245
UnitedHealth Group, Inc.	121,600	30,325
		35,489
Health Care Technology - 0.8%
Inspire Medical Systems, Inc. (a)	70,700	4,262
Veeva Systems, Inc. Class A (a)	61,200	9,570
		13,832
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	19,100	1,190
Bruker Corp.	201,200	7,215
Codexis, Inc. (a)	177,800	1,984
Nanostring Technologies, Inc. (a)	48,900	1,176
Thermo Fisher Scientific, Inc.	67,300	19,086
		30,651
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	521,400	23,286
Eli Lilly & Co.	159,300	22,098
Perrigo Co. PLC	9,099	438
Sanofi SA	11,500	996
		46,818

TOTAL HEALTH CARE		285,753

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.1%
TransDigm Group, Inc.	8,427	2,698
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	41,900	2,224
Electrical Equipment - 0.5%
Generac Holdings, Inc. (a)	94,200	8,777
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	26,914	8,392
Machinery - 0.6%
Gardner Denver Holdings, Inc. (a)	475,600	11,795
Professional Services - 1.1%
Equifax, Inc.	95,600	11,419
TransUnion Holding Co., Inc.	135,500	8,967
Upwork, Inc. (a)	4,500	29
		20,415
Road & Rail - 1.8%
Rumo SA (a)	1,443,800	5,460
Uber Technologies, Inc.	957,072	26,721
		32,181

TOTAL INDUSTRIALS		86,482

INFORMATION TECHNOLOGY - 39.7%
IT Services - 8.1%
Adyen BV (a)(d)	1,200	1,011
Black Knight, Inc. (a)	257,800	14,968
CACI International, Inc. Class A (a)	4,400	929
Edenred SA	46,300	1,921
Fiserv, Inc. (a)	162,600	15,445
MasterCard, Inc. Class A	62,400	15,073
MongoDB, Inc. Class A (a)	58,500	7,988
Okta, Inc. (a)	33,000	4,035
Shopify, Inc. Class A (a)	25,900	10,851
Square, Inc. (a)	175,100	9,172
Verra Mobility Corp. (a)	6,634	47
Visa, Inc. Class A	414,996	66,864
		148,304
Semiconductors & Semiconductor Equipment - 9.2%
ASML Holding NV	65,000	17,007
Enphase Energy, Inc. (a)	71,800	2,318
Micron Technology, Inc. (a)	312,500	13,144
Monolithic Power Systems, Inc.	6,800	1,139
NVIDIA Corp.	236,300	62,289
NXP Semiconductors NV	211,600	17,548
Qualcomm, Inc.	680,800	46,056
SolarEdge Technologies, Inc. (a)	19,000	1,556
Universal Display Corp.	59,400	7,828
		168,885
Software - 17.1%
Adobe, Inc. (a)	229,900	73,163
Cloudflare, Inc. (a)	32,200	756
Datadog, Inc. Class A (a)	5,100	183
Elastic NV (a)	1,800	100
Manhattan Associates, Inc. (a)	98,200	4,892
Microsoft Corp.	1,211,400	191,054
Salesforce.com, Inc. (a)	290,064	41,763
		311,911
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	377,900	96,096

TOTAL INFORMATION TECHNOLOGY		725,196

MATERIALS - 0.7%
Chemicals - 0.7%
Albemarle Corp. U.S. (e)	41,300	2,328
Sherwin-Williams Co.	24,100	11,074
		13,402
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	203,000	44,203
TOTAL COMMON STOCKS
(Cost $1,354,856)		1,803,231

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (b)(c)(f)	607,600	469
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	48,212	2
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $469)		471

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.29% (g)	26,202,824	26,211
Fidelity Securities Lending Cash Central Fund 0.28% (g)(h)	8,190,893	8,193
TOTAL MONEY MARKET FUNDS
(Cost $34,403)		34,404
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,389,728)		1,838,106
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,748)
NET ASSETS - 100%		$1,826,358

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $477,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,805,000 or 0.3% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Homes, Inc.	6/21/13	$1,108
Nuvation Bio, Inc. Series A	6/17/19	$234

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$437
Fidelity Securities Lending Cash Central Fund	445
Total	$882

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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